Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Contingent Liabilities

13.	Contingent Liabilities.

Certain of the Company’s subsidiaries are involved in litigation on a number of matters and are subject to certain claims which arise in the normal course of business. The Company has retained certain self-insurance risks with respect to losses for third party liability and property damage. The liability at any point in time depends upon the relative ages and amounts of the individual open claims. In the opinion of management, none of these matters are expected to have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows.

The Company executed a letter of intent with MRP in May 2016 to develop Phase II of the Riverfront on the Anacostia project and recorded an estimated environmental remediation expense of $2.0 million for the Company’s estimated liability under the proposed agreement. The Company substantially completed the remediation and reduced the estimated liability in the quarter ending September 30, 2018 by $465,000. The Company has no obligation to remediate any known contamination on Phases III and IV of the development until such time as it makes a commitment to commence construction on each phase.